PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS.
PREPAYMENTS AND OTHER CURRENT ASSETS

7.   PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Receivables from failed sale-leaseback transactions (1)	701,210	428,810	67,290
Value-added taxes (“VAT”) recoverable	178,778	305,524	47,943
Factoring receivables (2)	321,668	212,582	33,359
Government grant	57,317	19,000	2,981
Rental and other deposits	67,260	66,786	10,480
Interest receivables	23,618	26,068	4,090
Others	265,792	147,448	23,137
Allowance for credit losses (3)	(12,196)	(33,746)	(5,295)
	1,603,447	1,172,472	183,985

(1)	Failed sale-leaseback transactions as buyer-lessor

The Company has certain failed sales-leaseback transactions of certain motor vehicles and logistic equipment in which the Company acts as buyer-lessor but the seller-lessee does not transfer the control of the leased asset to the Company. The Company uses effective interest rate method in the computation of interest income which is recorded as Capital services revenues in “Revenue – Others” in the consolidated statements of comprehensive (loss) income. Interest income was insignificant for the years ended December 31, 2019, 2020 and 2021. As of December 31, 2020 and 2021, the Company recorded receivables from failed sale-leaseback transactions due within one year of RMB701,210 and RMB428,810 (US$67,290), respectively, under the “Prepayments and other current assets”. As of December 31, 2020 and 2021, the Company recorded receivables from failed sale-leaseback transactions due over one year of RMB496,851 and RMB109,295 (US$17,151), net of allowance for credit losses of RMB6,090 and RMB4,752 (US$746), respectively, under “Other non-current assets”.

(2)	Factoring receivables

The Company provides factoring service to provide capital as a lender to certain third-party suppliers who transfer their rights to future cash receipts from accounts receivable with recourse through a factoring arrangement to fund their operations and improve their credit position within one year. The Company uses effective interest rate method in the computation of interest income which is recorded as Capital services revenues in “Revenue – Others” in the consolidated statements of comprehensive (loss) income. Interest income was RMB34,269, RMB32,308 and RMB34,956 (US$5,485) for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the allowance for credit losses of factoring receivables were RMB4,895 and RMB10,781 (US$1,692), respectively.

(3)	Allowance for credit losses

The movements in the allowance for credit losses were as follows:

	As at December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Balance at beginning of the year	—	—	(12,196)	(1,914)
Adoption of ASU 2016-13	—	(3,793)	—	—
Additions	—	(8,403)	(21,550)	(3,381)
Write‑offs	—	—	—	—
Balance at end of the year	—	(12,196)	(33,746)	(5,295)